UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1900 K Street, NW

Washington, DC 20006

(Address of principal executive offices) (Zip code)

Alberto Osorio

77 Aristoteles Street, 3rd Floor

Polanco D.F. 11560 Mexico

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

As of July 31, 2015 (Unaudited)

Shares Held	COMMON STOCK - 95.57%	Value	Percent of Net Assets
	Airports
2,000,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. Series B	$11,126,838	3.49%

	Auto Part
4,000,000	Nemak, S.A.B. de C.V. Series A	4,916,567	1.54

	Beverages
1,500,000	Arca Continental, S.A.B. de C.V.	9,029,537	2.83
3,200,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	29,022,646	9.10

		38,052,183	11.93

	Building Materials
23,500,000	Cemex, S.A.B. de C.V. Series CPO	20,029,735	6.28
1,500,000	Elementia, S.A.B. de C.V.	1,722,661	0.54

		21,752,396	6.82

	Chemical Products
4,800,000	Alpek, S.A.B. de C.V. Series A	6,609,058	2.07
3,010,000	Mexichem, S.A.B. de C.V.	8,817,659	2.77

		15,426,717	4.84

	Construction and Infrastructure
2,340,000	Corporación Inmobiliaria Vesta, S.A.B. de C.V.	3,935,153	1.23
800,000	Promotora y Operadora de Infraestructura, S.A.B. de C.V.	9,212,853	2.89

		13,148,006	4.12

	Consumer Products
5,000,000	Kimberly-Clark de México, S.A.B. de C.V. Series A	11,599,250	3.64

	Financial Groups
400,000	Banregio Grupo Financiero, S.A.B. de C.V. Series O	2,293,653	0.72
3,500,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	18,424,712	5.78
2,500,000	Grupo Financiero Santander México, S.A.B de C.V. Series B	4,446,328	1.39

		25,164,693	7.89

	Food
600,000	Gruma, S.A.B. de C.V. Series B	7,863,156	2.47
2,000,000	Grupo Bimbo, S.A.B. de C.V. Series A	5,367,253	1.68
2,200,000	Grupo Lala, S.A.B. de C.V. Series B	5,091,379	1.60
1,000,000	Industrias Bachoco, S.A.B. de C.V. Series B	4,770,064	1.50

		23,091,852	7.24

	Holding Companies
6,350,000	Alfa, S.A.B. de C.V. Series A	12,622,107	3.96

	Media
2,200,000	Grupo Televisa, S.A.B. Series CPO	15,353,347	4.81

	Mining
4,750,000	Grupo México, S.A.B. de C.V. Series B	12,991,967	4.07

Shares Held	COMMON STOCK	Value	Percent of Net Assets
	Restaurants
2,600,000	Alsea, S.A.B. de C.V.	8,460,717	2.65

	Retail
870,191	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	10,188,097	3.20
1,600,000	Grupo Rotoplas, S.A.B. de C.V.	2,834,724	0.89
10,570,000	Wal-Mart de México, S.A.B. de C.V.	25,682,223	8.05

		38,705,044	12.14

	Steel
305,000	Ternium, S.A.	4,742,715	1.49

	Telecommunications Services
49,000,000	América Móvil, S.A.B. de C.V. Series L	47,665,251	14.94

	Total Common Stock	$304,819,650	95.57%

Principal Amount	SHORT-TERM SECURITIES – 4.52%
	Repurchase Agreements
$13,809,300	BBVA Bancomer, S.A., 3.04%, dated 07/31/15, due 08/03/15 repurchase price $13,812,798 collateralized by BPAS (Bonds issued by the Mexican Government), interest rate 3.22%, due 10/15/15. Value of collateral $13,959,308.	$13,809,300	4.33%
	Time Deposits
$614,669	Comerica Bank, 0.06%, dated 07/31/15, due 08/03/15	614,669	0.19

	Total Short-Term Securities (Identified cost - $14,423,969)	14,423,969	4.52

	Total Investments (Identified cost - $335,403,590)	319,243,619	100.09

	Liabilities in Excess of Other Assets	(301,108)	(0.09)
	Net Assets Equivalent to $21.13 per share on 15,097,256 shares of capital stock outstanding.	$318,942,511	100.00%

As of July 31, 2015, the cost of investments for federal income tax purposes was $336,927,971. Gross unrealized appreciation of investments was $16,687.443 and gross unrealized depreciation of investments was $34,371,245 resulting in net unrealized depreciation on investments of $17,683,802, excluding foreign currency transactions. The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sale loss deferrals.

Supplemental Information

Effective November 1, 2008, the Fund adopted authoritative guidance under GAAP which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund has determined that the implementation did not have a material impact on the Fund’s financial statements.

This guidance establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

ASSETS:
Investments in Securities:
Equity Investments(a)	$304,819,650	-	-	$ 304,819,650
Short Term Investments(b)	-	$14,423,969	-	$ 14,423,969
Total Investments in Securities	$304,819,650	$14,423,969	-	$ 319,243,619

(a)For detailed industry descriptions, see the accompanying Schedule of Investments.

(b)These assets consist of time deposits and repurchase agreements with maturities of one business day. They are classified as Level 2 solely as a result of the Fund’s valuation technique for short-term investments, using amortized cost which approximates fair value, instead of quoted prices in active markets, and thereby may not present any higher risk than Level 1 assets.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/14	$ -
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases (Sales)	-
Transfers in and/or (out) of Level 3	$ -
Balance as of 7/31/15	-

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Equity Shelf Program.

During the fiscal quarter ended July 31, 2015, the Fund did not sell shares of its common stock through its Equity Shelf Program (“ESP”). Under the Equity Distribution Agreement, the commissions paid by the Fund to the sales agent, UBS Securities LLC, amounted to $0 during the fiscal quarter.

Item 4. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MEXICO FUND, INC.

By:	/s/ Alberto Osorio
Alberto Osorio
President and Principal Executive Officer

September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alberto Osorio
Alberto Osorio
President and Principal Executive Officer

September 29, 2015

By:	/s/ Alberto Gómez Pimienta
Alberto Gómez Pimienta
Treasurer and Principal Financial Officer

September 29, 2015